Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
Balances and Transactions with Related Parties [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 13:-	BALANCES AND TRANSACTIONS WITH RELATED PARTIES

a.	Related party balances

					Convenience translation (Note 2d)
	December 31				Year ended December 31,
	2017		2018		2018
	Key management personnel	Other related parties	Key management personnel	Other related parties	Key management personnel	Other related parties
	NIS				U.S. Dollars

Other payables	425	827	687	848	183	226

	425	827	687	848	183	226

b.	The directors and senior managers of the Company are entitled, in addition to salary, to non-cash benefits (such as a car, medical insurance, etc.).

Benefits for employment of key management personnel (including directors) employed in the Company:

							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2016		2017		2018		2018
	No. of people	Amount NIS	No. of people	Amount NIS	No. of people	Amount NIS	Amount U.S. dollars
Short-term employee benefits (includes Company’s CEO in 2016, 2017 and 2018)	7	6,040	5	7,816	8	8,790	2,345

c.	Benefits for employment of key management personnel (including directors) that are not employed in the Company:

							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2016		2017		2018		2018
	No. of people	Amount NIS	No. of people	Amount NIS	No. of people	Amount NIS	Amount U.S. dollars

Key management personnel and related parties	-	-	-	-	-	-	-
Directors’ fees	5	513	8	682	7	1,027	274

	5	513	8	682	7	1,027	274

d.	Transactions with related parties:

							Convenience translation (Note 2d)
	Year ended December 31,						Year ended December 31,
	2016		2017		2018		2018
	Key management personnel	Related parties	Key management personnel	Related parties	Key management personnel	Related parties	Key management personnel	Related parties

Research and development expenses	1,063	1,544	634	2,661	2,107	913	562	244
General and administrative expenses	2,317	1,116	2,014	2,507	2,254	3,517	601	938

	3,380	2,660	2,648	5,168	4,361	4,430	1,163	1,182